Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Values of Derivatives, Convertible Notes at beginning	$ 1,203	$ 1,018	$ 1,018
Fair Values of Derivatives, Convertible Notes Change in fair value	(200)		(678)
Fair Values of Derivatives, Convertible Notes Additions	689		863
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end	1,692		1,203
Fair Values of Warrants (assumed from subsidiary) at beginning	24	4,528	4,528
Fair Values of Warrants (assumed from subsidiary) Change in fair value	15		(4,504)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end	39		24
Profits Interests Sold at beginning	1,971
Profits Interests Sold Change in fair value
Profits Interests Sold Additions
Profits Interests Sold Redemptions
Profits Interests Sold at end	1,971		1,971
Warrant Liability, at beginning
Warrant Liability, Change in fair value	366
Warrant Liability, Additions	15,621
Warrant Liability, Redemptions
Warrant Liability, at end	15,987
Embedded Put Option, at beginning	376
Embedded Put Option, Change in fair value	(97)		(137)
Embedded Put Option, Additions	172		589
Embedded Put Option, Redemptions	(62)		(76)
Embedded Put Option, at end	$ 389		$ 376